Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill
16.	GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2017, 2016 and January 1, 2016:

		Opening balance	Foreign Currency	Closing balance	Foreign Currency Translation	Closing balance
Company	Cash Generating Unit	01-01-2016	Translation	31-12-2016		31-12-2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	214,570	46,419	260,989	(4,331)	256,658
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	13,642	753	14,395	119	14,514
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	8,199	(1,520)	6,679	(1,123)	5,556
Enel Distribución Perú S.A.	Enel Distribución Perú	67,775	929	68,704	2,594	71,298
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	78,678	17,020	95,698	(1,584)	94,114
Enel Generación Perú S.A.	Enel Generación Perú	127,566	1,749	129,315	4,882	134,197
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	6,034	334	6,368	53	6,421
Generalima S.A.	Enel Distribución Perú	20	-	20	1	21
Enel Brasil S.A.	Enel Brasil S.A.	999	216	1,215	(20)	1,195
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	108,009	23,366	131,375	(2,174)	129,201

Total		625,492	89,266	714,758	(1,583)	713,175

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2017 (see Note 4.d).

The origin of the goodwill is detailed below:

1. Enel Distribución Rio S.A. (formerly Ampla Energia e Serviços S.A.)

On November 20, 1996, the Company and Enel Distribución Chile S.A. (formerly named Chilectra S.A.), together with Endesa, S.A. and Electricidad de Portugal, acquired a controlling equity interest in Cerj S.A. (now Ampla Energía) of Rio de Janeiro in Brazil. The Company and Enel Distribución Chile S.A. together acquired 42% of the total shares in an international public bidding process held by the Brazilian government. The Company and Enel Distribución Chile S.A. also acquired an additional 18.5% on December 31, 2000, as such, holding, directly and indirectly, a total 60.5% ownership interest.

 2. Compañía Energética Do Ceará S.A. (Coelce)

Between 1998 and 1999, the Company and our former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired Compañía de Distribución Eléctrica del Estado de Ceará (now named Enel Distribución Ceará S.A.) in northeast Brazil in an international public bidding process held by the Brazilian government.

3. Compañía Distribuidora y Comercializadora de Energía S.A. (Codensa S.A.)

On October 23, 1997, Enel Américas S.A. and our former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Colombiana Codensa S.A., a company that distributes electricity in Santa Fé de Bogotá in Colombia. The acquisition took place through an international public bidding process held by the Colombian government.

4. Enel Generación El Chocón S.A.

On August 31, 1993, Enel Generación Chile S.A. (formerly known as Endesa Chile) acquired 59% equity interest of Enel Generación El Chocón S.A. in an international public bidding process held by the Argentine government.

5. Enel Distribución Perú S.A.

On October 15, 2009, in a transaction on the Lima Stock Exchange, the Company acquired an additional 24% interest in Enel Distribución Perú S.A.

6. EGP Cachoeira Dourada S.A.

On September 5, 1997, our former subsidiary Enel Generación Chile S.A. acquired 79% of EGP Cachoeira Dourada S.A. in the state of Goias in a public bidding process held by the Brazilian government.

7. Enel Generación Perú S.A. (formerly Edegel S.A.A.)

On October 9, 2009, in a transaction on the Lima Stock Exchange in Peru, our former subsidiary Enel Generación Chile S.A. acquired an additional 29.3974% equity interest in Enel Generación Perú S.A.

8. Emgesa S.A. E.S.P.

On October 23, 1997, our former subsidiary Enel Generación Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Emgesa S.A.E.S.P. in Colombia. The acquisition was made in an international public bidding process held by the Colombian government.